UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: December 31, 2007

Item 1. Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Equally-Weighted S&P 500 Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended December 31, 2007

Total Return for the Six Months Ended December 31, 2007

Class A	Class B	Class C	Class D	S&P Equal Weight Index[1]	Lipper Multi-Cap Core Funds Index[2]
−6.81%	−7.18%	−7.14%	−6.71%	−6.75%	−2.67%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The broad stock market was considerably volatile in the six months ended December 31, 2007. By the third quarter of 2007, the subprime mortgage market’s troubles spilled into the credit market and the broader economy. A tightening in credit standards, mortgage lender bankruptcies and hedge fund implosions were followed by multi-billion dollar losses reported at several large financial institutions in the fourth quarter. At the same time, a cross current of unfavorable data buffeted the market, indicating a languishing housing market, declining consumer spending, rising oil prices and negative year-over-year corporate profit growth.

A series of reductions to both the discount rate and the target federal funds rate by the Federal Open Market Committee (the ‘‘Fed’’) helped financial markets regain their footing at several points in the third and fourth quarters. However, skepticism quickly returned as investors worried that the Fed’s ability to steer the economy away from recession would be limited by potentially rising inflation. Fourth quarter corporate earnings expectations were dismal, with only the largest multi-national companies expected to generate growth through their exposure to international markets.

Performance Analysis

Morgan Stanley Equally-Weighted S&P 500 Fund Class A, Class B and Class C shares underperformed and Class D shares outperformed the S&P Equal Weight Index while all share classes underperformed the Lipper Multi-Cap Core Funds Index for the six months ended December 31, 2007, assuming no deduction of applicable sales charges.

Energy was the best performing sector for the Fund and the S&P Equal Weight Index during the six-month period, followed by utilities, consumer staples, health care and industrials. Energy prices continued to soar in 2007, supporting huge profits for many energy companies which in turn commanded significant investor attention for energy stocks. The worst performing sector was consumer discretionary, and the materials, technology, telecommunication services, and financials sectors all had negative returns for the period as well. Languishing consumer spending data and concerns about the overall financial health of the U.S. consumer led investors to rotate out of consumer discretionary stocks.

Other performance trends within the Fund and the Index during the period included the outperformance of stocks within the largest capitalization segments over those within the smaller-capitalization segments, as investors had a more favorable outlook for the larger, more established companies in an environment of slowing economic growth. Similarly, growth stocks bested value stocks because investors believed growth stocks had better earnings prospects in a slower-growing economy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Deere & Co.	0.2%
Murphy Oil Corp.	0.2
Fannie Mae	0.2
Archer-Daniels-Midland Co.	0.2
Charles Schwab Corp. (The)	0.2
United States Steel Corp.	0.2
Noble Corp. (Cayman Islands)	0.2
Freddie Mac	0.2
Apple Inc.	0.2
Occidental Petroleum Corp.	0.2

TOP FIVE INDUSTRIES
Electric Utilities	5.2%
Medical Specialties	3.2
Major Banks	2.6
Real Estate Investment Trusts	2.5
Semiconductors	2.5

Data as of December 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (‘‘S&P 500’’). The S&P 500 is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each stock included in the S&P 500 in approximately equal proportions. This approach differs from the S&P 500 because stocks in the S&P 500 are represented in proportion to their market value or market-capitalization. For example, the 50 largest companies in the S&P 500 represent approximately 50 percent of the S&P 500’s value; however, these same 50 companies represent roughly 10 percent of the Fund’s value. The Fund may invest in foreign securities represented in the S&P 500, including depositary receipts.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended December 31, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 12/01/87)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	VADAX		VADBX		VADCX		VADDX
1 Year	1.14%[3]		0.38%[3]		0.40%[3]		1.37%[3]
	(4.17)	[4]	(4.12)	[4]	(0.50)	[4]	—
5 Years	14.65	[3]	13.79	[3]	13.81	[3]	14.93	[3]
	13.42	[4]	13.55	[4]	13.81	[4]	—
10 Years	8.48	[3]	7.87	[3]	7.69	[3]	8.74	[3]
	7.90	[4]	7.87	[4]	7.69	[4]	—
Since Inception	8.54	[3]	11.85	[3]	7.74	[3]	8.79	[3]
	7.98	[4]	11.85	[4]	7.74	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares automatically convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 30, 2005).
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s Equal Weight Index (S&P EWI) is the equally-weighted version of the widely regarded S&P 500® Index, which measures 500 leading companies in leading U.S. industries. The S&P EWI has the same constituents as the capitalization-weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight, rebalancing quarterly. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/07 – 12/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/07	12/31/07	07/01/07 – 12/31/07
Class A
Actual (−6.81% return)	$1,000.00	$931.90	$3.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.08	$3.16
Class B
Actual (−7.18% return)	$1,000.00	$928.20	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.97
Class C
Actual (−7.14% return)	$1,000.00	$928.60	$6.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.97
Class D
Actual (−6.71% return)	$1,000.00	$932.90	$1.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.34	$1.89

*	Expenses are equal to the Fund’s annualized expense ratios of 0.62%, 1.37%, 1.37% and 0.37% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%)
	Advertising/Marketing Services (0.4%)
483,844	Interpublic Group of Companies, Inc. (The)*	$3,923,975
86,399	Omnicom Group, Inc.	4,106,544
		8,030,519
	Aerospace & Defense (1.8%)
44,692	Boeing Co.	3,908,762
46,247	General Dynamics Corp.	4,115,521
57,241	Goodrich Corp.	4,041,787
38,094	L-3 Communications Holdings, Inc.	4,035,678
38,073	Lockheed Martin Corp.	4,007,564
50,955	Northrop Grumman Corp.	4,007,101
29,082	Precision Castparts Corp.	4,033,673
67,265	Raytheon Co.	4,082,986
57,305	Rockwell Collins, Inc.	4,124,241
		36,357,313
	Agricultural Commodities/Milling (0.2%)
94,631	Archer-Daniels-Midland Co.	4,393,717
	Air Freight/Couriers (0.8%)
78,481	C.H. Robinson Worldwide, Inc.	4,247,392
86,189	Expeditors International of Washington, Inc.	3,850,924
41,412	FedEx Corp.	3,692,708
56,221	United Parcel Service, Inc. (Class B)	3,975,949
		15,766,973
	Airlines (0.2%)
316,161	Southwest Airlines Co.	3,857,164
	Aluminum (0.2%)
114,129	Alcoa, Inc.	4,171,415
	Apparel/Footwear (1.1%)
123,115	Coach, Inc.*	3,764,857
236,310	Jones Apparel Group, Inc.	3,778,597
181,482	Liz Claiborne, Inc.	3,693,159
61,284	Nike, Inc. (Class B)	$3,936,884
62,171	Polo Ralph Lauren Corp.	3,841,546
52,385	V.F. Corp.	3,596,754
		22,611,797
	Apparel/Footwear Retail (1.0%)
49,887	Abercrombie & Fitch Co. (Class A)	3,989,463
192,764	Gap, Inc. (The)	4,102,018
212,562	Limited Brands, Inc.	4,023,798
111,101	Nordstrom, Inc.	4,080,740
141,127	TJX Companies, Inc. (The)	4,054,579
		20,250,598
	Auto Parts: O.E.M. (0.4%)
42,588	Eaton Corp.	4,128,907
109,006	Johnson Controls, Inc.	3,928,576
1	WABCO HOLDINGS INC	50
		8,057,533
	Automotive Aftermarket (0.2%)
146,061	Goodyear Tire & Rubber Co. (The)*	4,121,841
	Beverages: Alcoholic (0.8%)
76,865	Anheuser-Busch Companies, Inc.	4,023,114
54,975	Brown-Forman Corp. (Class B)	4,074,197
169,411	Constellation Brands Inc. (Class A)*	4,004,876
79,524	Molson Coors Brewing Co. (Class B)	4,105,029
		16,207,216
	Beverages: Non-Alcoholic (0.8%)
65,286	Coca-Cola Co. (The)	4,006,602
154,724	Coca-Cola Enterprises Inc.	4,027,465
103,491	Pepsi Bottling Group, Inc. (The)	4,083,755
53,360	PepsiCo, Inc.	4,050,024
		16,167,846

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Biotechnology (1.2%)
81,627	Amgen Inc.*	$3,790,758
68,850	Biogen Idec Inc.*	3,918,942
82,921	Celgene Corp.*	3,831,779
54,380	Genzyme Corp.*	4,048,047
89,572	Gilead Sciences, Inc.*	4,121,208
54,908	Millipore Corp.*	4,018,167
		23,728,901
	Broadcasting (0.2%)
114,744	Clear Channel Communications, Inc.	3,960,963
	Building Products (0.4%)
184,146	Masco Corp.	3,979,395
89,258	Trane, Inc.	4,169,241
		8,148,636
	Cable/Satellite TV (0.4%)
215,101	Comcast Corp. (Class A)*	3,927,744
169,129	DIRECTV Group, Inc. (The)*	3,910,262
		7,838,006
	Casino/Gaming (0.4%)
46,363	Harrah’s Entertainment, Inc.	4,114,716
92,085	International Game Technology	4,045,294
		8,160,010
	Chemicals: Agricultural (0.2%)
37,445	Monsanto Co.	4,182,232
	Chemicals: Major Diversified (1.0%)
97,514	Dow Chemical Co. (The)	3,844,002
89,229	Du Pont (E.I.) de Nemours & Co.	3,934,107
63,206	Eastman Chemical Co.	3,861,255
201,227	Hercules Inc.*	3,893,742
74,747	Rohm & Haas Co	3,966,823
		19,499,929
	Chemicals: Specialty (0.8%)
41,792	Air Products & Chemicals, Inc.	$4,121,945
84,092	Ashland Inc.	3,988,484
46,816	Praxair, Inc.	4,153,047
74,913	Sigma-Aldrich Corp.	4,090,250
		16,353,726
	Coal (0.4%)
59,501	CONSOL Energy, Inc.	4,255,512
70,366	Peabody Energy Corp.	4,337,360
		8,592,872
	Commercial Printing/Forms (0.2%)
111,000	Donnelley (R.R.) & Sons Co.	4,189,140
	Computer Communications (0.6%)
136,007	Cisco Systems, Inc.*	3,681,709
118,994	Juniper Networks, Inc.*	3,950,601
284,563	QLogic Corp.*	4,040,795
		11,673,105
	Computer Peripherals (0.6%)
217,957	EMC Corp.*	4,038,743
115,132	Lexmark International, Inc. (Class A)*	4,013,502
158,670	Network Appliance, Inc.*	3,960,403
42,000	Seagate Technology Inc. (Escrow) (a)*	0
		12,012,648
	Computer Processing Hardware (0.8%)
21,969	Apple Inc.*	4,351,619
155,358	Dell Inc.*	3,807,825
79,617	Hewlett-Packard Co.	4,019,066
206,660	Sun Microsystems*	3,746,746
		15,925,256
	Construction Materials (0.2%)
49,049	Vulcan Materials Co.	3,879,285

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Containers/Packaging (0.8%)
87,693	Ball Corp.	$3,946,185
149,797	Bemis Company, Inc.	4,101,442
150,448	Pactiv Corp.*	4,006,430
170,443	Sealed Air Corp.	3,944,051
		15,998,108
	Contract Drilling (1.0%)
69,653	ENSCO International Inc.	4,152,712
139,839	Nabors Industries, Ltd. (Bermuda)*	3,830,190
77,347	Noble Corp. (Cayman Islands)	4,370,879
109,183	Rowan Companies, Inc.*	4,308,361
28,961	Transocean Inc.	4,145,767
		20,807,909
	Data Processing Services (1.6%)
86,672	Affiliated Computer Services, Inc. (Class A)*	3,908,907
91,547	Automatic Data Processing, Inc.	4,076,588
76,854	Computer Sciences Corp.*	3,801,967
246,323	Convergys Corp.*	4,054,477
94,638	Fidelity National Information Services, Inc.	3,935,994
75,876	Fiserv, Inc.*	4,210,359
104,615	Paychex, Inc.	3,789,163
173,751	Western Union Co.	4,218,674
		31,996,129
	Department Stores (0.8%)
206,937	Dillard’s, Inc. (Class A)	3,886,277
86,208	Kohl’s Corp.*	3,948,326
148,191	Macy’s, Inc.	3,833,701
89,663	Penney (J.C.) Co., Inc.	3,944,275
		15,612,579
	Discount Stores (1.2%)
242,680	Big Lots, Inc.*	3,880,453
59,293	Costco Wholesale Corp.	4,136,280
203,509	Family Dollar Stores, Inc.	3,913,478
37,859	Sears Holdings Corp.*	$3,863,511
77,570	Target Corp.	3,878,500
85,363	Wal-Mart Stores, Inc.	4,057,303
		23,729,525
	Drugstore Chains (0.4%)
105,176	CVS Caremark Corp.	4,180,746
106,618	Walgreen Co.	4,060,013
		8,240,759
	Electric Utilities (5.2%)
189,426	AES Corp. (The)*	4,051,822
64,622	Allegheny Energy, Inc.	4,110,605
75,721	Ameren Corp.	4,104,835
86,727	American Electric Power Co., Inc.	4,038,009
240,784	CenterPoint Energy, Inc.	4,124,630
234,134	CMS Energy Corp.	4,069,249
84,389	Consolidated Edison, Inc.	4,122,403
40,547	Constellation Energy Group	4,157,284
85,309	Dominion Resources, Inc.	4,047,912
86,632	DTE Energy Co.	3,808,343
200,950	Duke Energy Corp.	4,053,162
74,155	Edison International	3,957,652
34,519	Entergy Corp.	4,125,711
49,312	Exelon Corp.	4,025,832
55,477	FirstEnergy Corp.	4,013,206
58,762	FPL Group, Inc.	3,982,888
80,135	Integrys Energy Group, Inc.	4,142,178
139,597	Pepco Holdings, Inc.	4,094,380
88,799	PG&E Corp.	3,826,349
96,428	Pinnacle West Capital Corp.	4,089,511
76,289	PPL Corp.	3,973,894
83,954	Progress Energy, Inc.	4,065,892
42,637	Public Service Enterprise Group	4,188,659
105,606	Southern Co. (The)	4,092,233
238,946	TECO Energy, Inc.	4,112,261
178,633	Xcel Energy, Inc.	4,031,747
		105,410,647

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.6%)
78,375	Cooper Industries Ltd. (Class A) (Bermuda)	$4,144,470
73,865	Emerson Electric Co.	4,185,191
149,275	Molex Inc.	4,075,207
		12,404,868
	Electronic Components (0.8%)
274,751	Jabil Circuit, Inc.	4,195,448
45,526	MEMC Electronic Materials, Inc.*	4,028,596
111,148	SanDisk Corp.*	3,686,779
111,517	Tyco Electronics Ltd. (Bermuda)	4,140,626
		16,051,449
	Electronic Equipment/ Instruments (0.8%)
112,628	Agilent Technologies, Inc.*	4,137,953
299,210	JDS Uniphase Corp.*	3,979,493
58,299	Rockwell Automation, Inc.	4,020,299
250,957	Xerox Corp.*	4,062,994
		16,200,739
	Electronic Production Equipment (0.8%)
218,070	Applied Materials, Inc.	3,872,923
79,482	KLA-Tencor Corp.	3,827,853
153,383	Novellus Systems, Inc.*	4,228,769
379,114	Teradyne, Inc.*	3,920,039
		15,849,584
	Electronics/Appliance Stores (0.5%)
78,816	Best Buy Co., Inc.	4,149,662
834,667	Circuit City Stores – Circuit City Group	3,505,601
218,440	RadioShack Corp.	3,682,898
		11,338,161
	Electronics/Appliances (0.6%)
176,666	Eastman Kodak Co.	$3,863,685
52,350	Harman International Industries, Inc.	3,858,719
47,935	Whirlpool Corp.	3,912,934
		11,635,338
	Engineering & Construction (0.4%)
28,785	Fluor Corp.	4,194,550
43,601	Jacobs Engineering Group, Inc.*	4,168,692
		8,363,242
	Environmental Services (0.4%)
356,751	Allied Waste Industries, Inc.*	3,931,396
117,295	Waste Management, Inc.	3,832,028
		7,763,424
	Finance/Rental/Leasing (1.8%)
117,545	American Capital Strategies, Ltd.	3,874,283
84,978	Capital One Financial Corp.	4,016,060
173,654	CIT Group, Inc.	4,172,906
446,448	Countrywide Financial Corp.	3,991,245
250,534	Discover Financial Services	3,778,053
110,027	Fannie Mae	4,398,879
128,057	Freddie Mac	4,362,902
87,159	Ryder System, Inc.	4,097,345
199,731	SLM Corp.	4,022,582
		36,714,255
	Financial Conglomerates (1.2%)
76,001	American Express Co.	3,953,572
130,548	Citigroup, Inc.	3,843,333
90,555	JPMorgan Chase & Co.	3,952,726
86,378	Leucadia National Corp.	4,068,404
59,912	Principal Financial Group, Inc.	4,124,342
44,512	Prudential Financial, Inc.	4,141,396
		24,083,773

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Publishing/Services (0.6%)
110,148	Equifax, Inc.	$4,004,981
87,931	McGraw-Hill Companies, Inc. (The)	3,852,257
104,164	Moody’s Corp.	3,718,655
		11,575,893
	Food Distributors (0.2%)
122,873	SYSCO Corp.	3,834,866
	Food Retail (0.8%)
148,823	Kroger Co. (The)	3,975,062
116,165	Safeway Inc.	3,974,005
105,906	SUPERVALU, Inc.	3,973,593
94,644	Whole Foods Market, Inc.	3,861,475
		15,784,135
	Food: Major Diversified (1.4%)
112,286	Campbell Soup Co.	4,011,979
162,344	ConAgra Foods Inc.	3,862,164
70,281	General Mills, Inc.	4,006,017
88,136	Heinz (H.J.) Co.	4,114,188
76,220	Kellogg Co.	3,996,215
122,336	Kraft Foods Inc. (Class A)	3,991,824
252,122	Sara Lee Corp.	4,049,079
		28,031,466
	Food: Meat/Fish/Dairy (0.4%)
155,434	Dean Foods Co.	4,019,523
260,306	Tyson Foods, Inc. (Class A)	3,990,491
		8,010,014
	Food: Specialty/Candy (0.6%)
98,819	Hershey Foods Co. (The)	3,893,469
106,413	McCormick & Co., Inc. (Non-Voting)	4,034,117
67,821	Wrigley (Wm.) Jr. Co.	3,970,919
		11,898,505
	Forest Products (0.2%)
57,753	Weyerhaeuser Co.	4,258,706
	Gas Distributors (1.2%)
519,564	Dynegy, Inc. (Class A)*	$3,709,687
93,202	Nicor Inc.	3,947,105
219,776	NiSource, Inc.	4,151,569
75,594	Questar Corp.	4,089,635
66,156	Sempra Energy	4,093,733
162,542	Spectra Energy Corp.	4,196,834
		24,188,563
	Home Building (1.0%)
158,507	Centex Corp.	4,003,887
300,215	D.R. Horton, Inc.	3,953,832
175,306	KB Home	3,786,610
230,402	Lennar Corp. (Class A)	4,121,892
384,003	Pulte Homes, Inc.	4,047,392
		19,913,613
	Home Furnishings (0.4%)
219,058	Leggett & Platt, Inc.	3,820,372
152,392	Newell Rubbermaid, Inc.	3,943,905
		7,764,277
	Home Improvement Chains (0.6%)
147,908	Home Depot, Inc. (The)	3,984,642
170,143	Lowe’s Companies, Inc.	3,848,635
66,485	Sherwin-Williams Co.	3,858,789
		11,692,066
	Hospital/Nursing Management (0.2%)
790,146	Tenet Healthcare Corp.*	4,013,942
	Hotels/Resorts/Cruiselines (0.8%)
88,596	Carnival Corp (Panama) (Units)	3,941,636
116,729	Marriott International, Inc. (Class A)	3,989,797
85,826	Starwood Hotels & Resorts Worldwide, Inc.	3,778,919
159,159	Wyndham Worldwide Corp.	3,749,786
		15,460,138

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Household/Personal Care (1.4%)
101,326	Avon Products, Inc.	$4,005,417
62,421	Clorox Co. (The)	4,067,977
52,070	Colgate-Palmolive Co.	4,059,377
93,331	Estee Lauder Companies, Inc. (The) (Class A)	4,070,165
81,921	International Flavors & Fragrances, Inc.	3,942,858
58,830	Kimberly-Clark Corp.	4,079,272
55,515	Procter & Gamble Co. (The)	4,075,911
		28,300,977
	Industrial Conglomerates (1.8%)
46,559	3M Co.	3,925,855
47,256	Danaher Corp.	4,146,241
106,574	General Electric Co.**	3,950,698
67,205	Honeywell International, Inc.	4,137,812
87,336	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	4,058,504
63,677	ITT Corp.	4,205,229
59,509	Textron, Inc.	4,242,992
96,455	Tyco International Ltd. (Bermuda)	3,824,441
53,599	United Technologies Corp.	4,102,467
		36,594,239
	Industrial Machinery (0.4%)
74,423	Illinois Tool Works Inc.	3,984,607
55,191	Parker Hannifin Corp.	4,156,434
		8,141,041
	Industrial Specialties (0.4%)
79,680	Ecolab Inc.	4,080,413
56,856	PPG Industries, Inc.	3,992,997
		8,073,410
	Information Technology Services (1.2%)
109,536	Citrix Systems, Inc.*	4,163,463
112,554	Cognizant Technology Solutions Corp. (Class A)*	3,820,083
194,422	Electronic Data Systems Corp.	4,030,368
36,513	International Business Machines Corp.	$3,947,055
153,789	Teradata Corp*	4,215,356
837,825	Unisys Corp.*	3,962,912
		24,139,237
	Insurance Brokers/Services (0.4%)
85,184	AON Corp.	4,062,425
159,023	Marsh & McLennan Companies, Inc.	4,209,339
		8,271,764
	Integrated Oil (1.0%)
44,303	Chevron Corp.	4,134,799
47,799	ConocoPhillips	4,220,652
44,536	Exxon Mobil Corp.	4,172,578
42,531	Hess Corp.	4,289,677
51,937	Murphy Oil Corp.	4,406,335
		21,224,041
	Internet Retail (0.6%)
45,345	Amazon.com, Inc.*	4,200,761
65,264	Gamestop Corp (Class A)*	4,053,547
151,442	IAC/InterActiveCorp.*	4,076,819
		12,331,127
	Internet Software/Services (0.8%)
115,407	Akamai Technologies, Inc.*	3,993,082
5,941	Google Inc. (Class A)*	4,108,083
110,009	VeriSign, Inc.*	4,137,438
164,994	Yahoo! Inc.*	3,837,760
		16,076,363
	Investment Banks/Brokers (2.2%)
72,027	Ameriprise Financial, Inc.	3,969,408
43,191	Bear Stearns Companies, Inc. (The)	3,811,606
171,337	Charles Schwab Corp. (The)	4,377,660
5,818	CME Group Inc	3,991,148
1,160,645	E*TRADE Group, Inc.*	4,120,290
20,161	Goldman Sachs Group, Inc. (The)	4,335,623

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
21,950	Intercontinental Exchange Inc*	$4,225,375
66,199	Lehman Brothers Holdings Inc.	4,332,063
72,405	Merrill Lynch & Co., Inc.	3,886,700
76,923	Morgan Stanley (Note 4)	4,085,381
47,169	NYSE Euronext	4,140,023
		45,275,277
	Investment Managers (1.2%)
101,099	Federated Investors, Inc. (Class B)	4,161,235
35,573	Franklin Resources, Inc.	4,070,618
123,273	Janus Capital Group, Inc.	4,049,518
54,951	Legg Mason, Inc.	4,019,666
68,322	Price (T.) Rowe Group, Inc.	4,159,443
51,798	State Street Corp.	4,205,998
		24,666,478
	Life/Health Insurance (1.2%)
67,562	AFLAC,Inc.	4,231,408
157,990	Genworth Financial Inc. (Class A)	4,020,846
67,707	Lincoln National Corp.	3,941,902
64,620	MetLife, Inc.	3,981,884
67,686	Torchmark Corp.	4,097,034
173,735	UnumProvident Corp.	4,133,156
		24,406,230
	Major Banks (2.6%)
93,950	Bank of America Corp.	3,876,377
83,369	Bank of New York Mellon Corp.	4,065,072
125,633	BB&T Corp.	3,853,164
93,025	Comerica, Inc.	4,049,378
280,693	Huntington Bancshares, Inc.	4,143,029
177,313	KeyCorp	4,157,990
242,528	National City Corp.	3,992,011
60,939	PNC Financial Services Group, Inc.	4,000,645
166,127	Regions Financial Corp.	3,928,904
63,790	SunTrust Banks, Inc.	3,986,237
129,209	U.S. Bancorp	$4,101,094
100,985	Wachovia Corp.	3,840,460
128,767	Wells Fargo & Co.	3,887,476
		51,881,837
	Major Telecommunications (0.8%)
100,327	AT&T Inc.	4,169,590
79,875	Embarq Corp.	3,956,209
282,846	Sprint Nextel Corp.	3,713,768
93,011	Verizon Communications, Inc.	4,063,651
		15,903,218
	Managed Health Care (1.2%)
70,354	Aetna, Inc.	4,061,536
76,533	CIGNA Corp.	4,112,118
69,524	Coventry Health Care, Inc.*	4,119,297
53,606	Humana, Inc.*	4,037,068
70,354	UnitedHealth Group Inc.	4,094,603
46,247	WellPoint Inc.*	4,057,249
		24,481,871
	Media Conglomerates (1.0%)
149,681	CBS Corp. (Class B)	4,078,807
123,335	Disney (Walt) Co. (The)	3,981,254
192,783	News Corp. (Class A)	3,950,124
237,615	Time Warner, Inc.	3,923,024
93,632	Viacom Inc. (Class B)*	4,112,317
		20,045,526
	Medical Distributors (0.8%)
93,654	AmerisourceBergen Corp.	4,202,255
67,350	Cardinal Health, Inc.	3,889,463
62,378	McKesson Corp.	4,086,383
120,397	Patterson Companies, Inc.*	4,087,478
		16,265,579
	Medical Specialties (3.2%)
121,506	Applera Corp. – Applied Biosystems Group	4,121,484
43,657	Bard (C.R.), Inc.	4,138,684
69,158	Baxter International, Inc.	4,014,622

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
49,625	Becton, Dickinson & Co.	$4,147,658
334,551	Boston Scientific Corp.*	3,890,828
93,460	Covidien Ltd.	4,139,343
95,032	Hospira, Inc.*	4,052,164
77,773	Medtronic, Inc.	3,909,649
100,799	Pall Corp.	4,064,216
154,275	PerkinElmer, Inc.	4,014,236
94,202	St. Jude Medical, Inc.*	3,828,369
54,329	Stryker Corp.	4,059,463
71,743	Thermo Fisher Scientific, Inc.*	4,138,136
79,061	Varian Medical Systems, Inc.*	4,123,822
52,999	Waters Corp.*	4,190,631
57,626	Zimmer Holdings, Inc.*	3,811,960
		64,645,265
	Miscellaneous Commercial Services (0.2%)
116,968	Cintas Corp.	3,932,464
	Miscellaneous Manufacturing (0.2%)
85,447	Dover Corp.	3,938,252
	Motor Vehicles (0.6%)
575,337	Ford Motor Co.*	3,872,018
146,953	General Motors Corp.	3,657,660
88,049	Harley-Davidson, Inc.	4,112,769
		11,642,447
	Multi-Line Insurance (0.8%)
68,545	American International Group, Inc.	3,996,174
46,525	Hartford Financial Services Group, Inc. (The)	4,056,515
85,614	Loews Corp.	4,309,809
71,655	SAFECO Corp.	3,989,750
		16,352,248
	Office Equipment/Supplies (0.4%)
75,852	Avery Dennison Corp.	4,030,775
101,835	Pitney Bowes Inc.	3,873,803
		7,904,578
	Oil & Gas Pipelines (0.4%)
244,399	El Paso Corp.	$4,213,439
114,902	Williams Companies, Inc. (The)	4,111,194
		8,324,633
	Oil & Gas Production (1.8%)
63,572	Anadarko Petroleum Corp.	4,176,045
39,000	Apache Corp.	4,194,060
106,247	Chesapeake Energy Corp.	4,164,882
46,137	Devon Energy Corp.	4,102,041
45,696	EOG Resources, Inc.	4,078,368
51,647	Noble Energy, Inc.	4,106,969
56,431	Occidental Petroleum Corp.	4,344,623
79,591	Range Resources Corp.	4,087,794
78,134	XTO Energy, Inc.	4,012,962
		37,267,744
	Oil Refining/Marketing (0.8%)
68,173	Marathon Oil Corp.	4,149,009
56,033	Sunoco, Inc.	4,059,031
82,097	Tesoro Corp.	3,916,027
58,374	Valero Energy Corp.	4,087,931
		16,211,998
	Oilfield Services/Equipment (1.4%)
48,454	Baker Hughes Inc.	3,929,619
165,134	BJ Services Co.	4,006,151
109,496	Halliburton Co.	4,150,993
57,269	National-Oilwell Varco, Inc.*	4,206,981
42,908	Schlumberger Ltd. (Netherlands Antilles)	4,220,860
57,346	Smith International, Inc.	4,235,002
61,639	Weatherford International Ltd. (Bermuda)*	4,228,435
		28,978,041
	Other Consumer Services (0.8%)
56,592	Apollo Group, Inc. (Class A)*	3,969,929
210,367	Block (H&R), Inc.	3,906,515

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
117,652	eBay Inc.*	$3,904,870
126,549	Expedia, Inc.*	4,001,479
		15,782,793
	Other Consumer Specialties (0.2%)
52,852	Fortune Brands, Inc.	3,824,371
	Other Metals/Minerals (0.2%)
149,104	Titanium Metals Corp.	3,943,801
	Packaged Software (2.0%)
96,864	Adobe Systems, Inc.*	4,138,999
81,450	Autodesk, Inc.*	4,052,952
111,793	BMC Software, Inc.*	3,984,303
158,955	CA Inc.	3,965,927
459,543	Compuware Corp.*	4,080,742
131,524	Intuit Inc.*	4,157,474
114,853	Microsoft Corp.**	4,088,767
569,228	Novell, Inc.*	3,910,596
183,548	Oracle Corp.*	4,144,514
238,200	Symantec Corp.*	3,844,548
		40,368,822
	Personnel Services (0.4%)
125,054	Monster Worldwide Inc.*	4,051,750
148,305	Robert Half International, Inc.	4,010,167
		8,061,917
	Pharmaceuticals: Generic Drugs (0.6%)
76,836	Barr Pharmaceuticals Inc.*	4,079,992
287,361	Mylan Laboratories, Inc.	4,040,296
143,043	Watson Pharmaceuticals, Inc.*	3,882,187
		12,002,475
	Pharmaceuticals: Major (1.6%)
71,166	Abbott Laboratories	3,995,971
146,061	Bristol-Myers Squibb Co.	3,873,538
60,446	Johnson & Johnson	4,031,748
74,164	Lilly (Eli) & Co.	3,959,616
69,751	Merck & Co., Inc.	$4,053,231
173,636	Pfizer, Inc.**	3,946,746
148,896	Schering-Plough Corp.	3,966,589
87,889	Wyeth	3,883,815
		31,711,254
	Pharmaceuticals: Other (0.6%)
64,022	Allergan, Inc.	4,112,773
112,659	Forest Laboratories, Inc.*	4,106,421
383,243	King Pharmaceuticals, Inc.*	3,924,408
		12,143,602
	Precious Metals (0.4%)
39,253	Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,021,077
86,103	Newmont Mining Corp.	4,204,409
		8,225,486
	Property – Casualty Insurers (1.4%)
67,183	ACE Ltd. (Cayman Islands)	4,150,566
77,882	Allstate Corp. (The)	4,067,777
77,186	Chubb Corp. (The)	4,212,812
99,454	Cincinnati Financial Corp.	3,932,411
219,811	Progressive Corp. (The)	4,211,579
78,542	Travelers Companies, Inc. (The)	4,225,560
77,976	XL Capital Ltd. (Class A) (Cayman Islands)	3,922,973
		28,723,678
	Publishing: Books/Magazines (0.2%)
74,148	Meredith Corp.	4,076,657
	Publishing: Newspapers (0.8%)
100,985	Gannett Co., Inc.	3,938,415
229,106	New York Times Co. (The) (Class A)	4,016,228
94,436	Scripps (E.W.) Co. (Class A)	4,250,564
4,900	Washington Post Co. (The) (Class B)	3,878,007
		16,083,214

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pulp & Paper (0.4%)
122,453	International Paper Co.	$3,965,028
130,299	MeadWestvaco Corp.	4,078,359
		8,043,387
	Railroads (0.8%)
50,275	Burlington Northern Santa Fe Corp.	4,184,388
96,657	CSX Corp.	4,250,975
82,880	Norfolk Southern Corp.	4,180,467
33,110	Union Pacific Corp.	4,159,278
		16,775,108
	Real Estate Development (0.2%)
182,325	CB Richard Ellis Group, Inc. (Class A)*	3,929,104
	Real Estate Investment Trusts (2.5%)
109,005	Apartment Investment & Management Co. (Class A)	3,785,744
41,720	AvalonBay Communities, Inc.	3,927,521
41,070	Boston Properties, Inc.	3,770,637
98,870	Developers Diversified Realty Corp.	3,785,732
108,242	Equity Residential	3,947,586
94,064	General Growth Properties, Inc.	3,873,556
221,692	Host Hotels & Resorts Inc.	3,777,632
106,369	Kimco Realty Corp.	3,871,832
89,532	Plum Creek Timber Co., Inc.	4,122,053
65,974	ProLogis	4,181,432
54,420	Public Storage, Inc.	3,994,972
43,668	Simon Property Group, Inc.	3,793,002
45,240	Vornado Realty Trust	3,978,858
		50,810,557
	Recreational Products (0.8%)
218,088	Brunswick Corp.	3,718,400
69,524	Electronic Arts Inc.*	4,060,897
151,675	Hasbro, Inc.	$3,879,847
195,591	Mattel, Inc.	3,724,053
		15,383,197
	Regional Banks (1.4%)
107,652	Commerce Bancorp, Inc.	4,105,847
152,152	Fifth Third Bancorp	3,823,580
212,875	First Horizon National Corp.	3,863,681
49,347	M&T Bank Corp.	4,025,235
143,734	Marshall & Ilsley Corp	3,806,076
53,571	Northern Trust Corp.	4,102,467
83,529	Zions Bancorporation	3,899,969
		27,626,855
	Restaurants (1.0%)
142,412	Darden Restaurants, Inc.	3,946,237
69,739	McDonald’s Corp.	4,108,324
191,621	Starbucks Corp.*	3,922,482
149,272	Wendy’s International, Inc.	3,857,188
109,772	Yum! Brands, Inc.	4,200,974
		20,035,205
	Savings Banks (0.6%)
279,866	Hudson City Bancorp, Inc.	4,203,587
331,968	Sovereign Bancorp, Inc.	3,784,435
280,983	Washington Mutual, Inc.	3,824,179
		11,812,201
	Semiconductors (2.5%)
508,942	Advanced Micro Devices, Inc.*	3,817,065
201,287	Altera Corp.	3,888,865
122,842	Analog Devices, Inc.	3,894,091
146,018	Broadcom Corp. (Class A)*	3,816,911
154,314	Intel Corp.**	4,114,011
122,415	Linear Technology Corp.	3,896,469
726,220	LSI Logic Corp.*	3,856,228

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
120,547	Microchip Technology Inc.	$3,787,587
526,516	Micron Technology, Inc.*	3,817,241
167,259	National Semiconductor Corp.	3,786,744
117,608	NVIDIA Corp.*	4,001,024
116,528	Texas Instruments Inc.	3,892,035
176,344	Xilinx, Inc.	3,856,643
		50,424,914
	Services to the Health Industry (1.0%)
58,677	Express Scripts, Inc.*	4,283,421
171,500	IMS Health Inc.	3,951,360
54,062	Laboratory Corp. of America Holdings*	4,083,303
40,708	Medco Health Solutions Inc.*	4,127,791
75,204	Quest Diagnostics Inc.	3,978,292
		20,424,167
	Specialty Insurance (0.8%)
146,121	Ambac Financial Group, Inc.	3,765,538
60,690	Assurant, Inc.	4,060,161
195,690	MBIA Inc.	3,645,705
168,734	MGIC Investment Corp.	3,784,704
		15,256,108
	Specialty Stores (1.4%)
257,022	AutoNation, Inc.*	4,024,965
33,368	AutoZone, Inc.*	4,001,157
134,029	Bed Bath & Beyond Inc.*	3,939,112
302,877	Office Depot, Inc.*	4,213,019
183,709	OfficeMax Inc.	3,795,428
181,016	Staples, Inc.	4,176,039
86,866	Tiffany & Co.	3,998,442
		28,148,162
	Specialty Telecommunications (1.0%)
96,756	American Tower Corp. (Class A)*	4,121,806
96,720	CenturyTel, Inc.	4,010,011
309,165	Citizens Communications Co.	3,935,670
563,428	Qwest Communications International, Inc.*	$3,949,630
304,065	Windstream Corp.	3,958,926
		19,976,043
	Steel (0.6%)
46,329	Allegheny Technologies, Inc.	4,002,826
70,733	Nucor Corp.	4,188,808
36,175	United States Steel Corp.	4,373,919
		12,565,553
	Telecommunication Equipment (1.0%)
1	ADC Telecommunications, Inc.*	16
114,181	Ciena Corp.*	3,894,714
173,603	Corning Inc.	4,164,736
241,168	Motorola, Inc.	3,868,335
104,428	QUALCOMM, Inc.	4,109,242
580,322	Tellabs, Inc.*	3,795,306
		19,832,349
	Tobacco (0.6%)
52,738	Altria Group, Inc.	3,985,938
60,672	Reynolds American, Inc.	4,001,925
74,283	UST, Inc.	4,070,708
		12,058,571
	Tools/Hardware (0.6%)
55,202	Black & Decker Corp.	3,844,819
86,450	Snap-On, Inc.	4,170,348
81,404	Stanley Works (The)	3,946,466
		11,961,633
	Trucks/Construction/Farm Machinery (1.2%)
54,436	Caterpillar Inc.	3,949,876
32,745	Cummins Inc.	4,170,731
47,577	Deere & Co.	4,430,370
86,195	Manitowoc Co., Inc.	4,208,902
73,630	PACCAR, Inc.	4,011,362
63,643	Terex Corp.*	4,173,072
		24,944,313

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments December 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors (0.4%)
84,416	Genuine Parts Co.	$3,908,461
46,352	Grainger (W.W.), Inc.	4,056,727
		7,965,188
	Total Common Stocks (Cost $1,265,781,303)	2,004,961,884

NUMBER OF SHARES (000)
Short-Term Investment (b) (0.6%)
Investment Company
$11,401	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $11,401,394)	11,401,394

Total Investments (Cost $1,277,182,697) (c)(d)	100.0%	2,016,363,278
Other Assets in Excess of Liabilities	0.0	916,685
Net Assets	100.0%	$2,017,279,963

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,598,000.
†	Consists of one or more class of securities traded together as a unit; stocks with atttached paired trust shares.
(a)	A Security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	Securities have been designated as collateral in an amount equal to $34,529,851 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $836,442,703 and the aggregate gross unrealized depreciation is $97,262,122, resulting in net unrealized appreciation of $739,180,581.

Futures Contracts Open at December 31, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
315	Long	S&P 500 Mini Index
		March 2008	$23,265,900	$(227,003)
145	Long	S&P Midcap 400
		Mini Index March 2008	12,539,600	(96,210)
Total Unrealized Depreciation				$(323,213)

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Summary of Investments December 31, 2007 (unaudited)

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$369,810,365		18.3%
Electronic Technology	194,327,357		9.6
Retail Trade	147,127,112		7.3
Health Technology	144,231,497		7.2
Consumer Non-Durables	143,286,392		7.1
Utilities	129,599,210		6.4
Technology Services	112,580,551		5.6
Consumer Services	111,442,512		5.5
Producer Manufacturing	110,133,460		5.5
Consumer Durables	86,246,717		4.3
Energy Minerals	83,296,655		4.1
Process Industries	76,544,509		3.8
Industrial Services	74,237,249		3.7
Health Services	48,919,980		2.4
Non-Energy Minerals	37,044,246		1.8
Transportation	36,399,245		1.8
Communications	35,879,261		1.8
Commercial Services	35,789,933		1.8
Distribution Services	28,065,633		1.4
Investment Company	11,401,394		0.6
	$2,016,363,278	*	100.0%

*	Does not include open long futures contracts with an underlying face amount of $35,805,500 with total unrealized depreciation of $323,213.

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2007 (unaudited)

Assets:
Investments in securities, at value* (cost $1,263,505,726)	$2,000,876,503
Investments in affiliates, at value (cost $13,676,971)	15,486,775
Receivable for:
Investments sold	7,946,044
Shares of beneficial interest sold	6,582,031
Dividends	3,524,475
Interest	1,580
Prepaid expenses and other assets	72,526
Total Assets	2,034,489,934
Liabilities:
Payable for:
Shares of beneficial interest redeemed	7,870,612
Investments purchased	7,646,640
Distribution fee	735,693
Investment advisory fee	207,686
Administration fee	140,244
Transfer agent fee	2,381
Accrued expenses and other payables	606,715
Total Liabilities	17,209,971
Net Assets	$2,017,279,963
Composition of Net Assets:
Paid-in-capital	$1,195,254,486
Net unrealized appreciation	738,857,368
Accumulated undistributed net investment income	3,363,824
Accumulated undistributed net realized gain	79,804,285
Net Assets	$2,017,279,963
Class A Shares:
Net Assets	$962,615,629
Shares Outstanding (unlimited authorized, $.01 par value)	25,582,635
Net Asset Value Per Share	$37.63
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$39.71
Class B Shares:
Net Assets	$491,910,234
Shares Outstanding (unlimited authorized, $.01 par value)	13,166,435
Net Asset Value Per Share	$37.36
Class C Shares:
Net Assets	$109,580,779
Shares Outstanding (unlimited authorized, $.01 par value)	2,997,065
Net Asset Value Per Share	$36.56
Class D Shares:
Net Assets	$453,173,322
Shares Outstanding (unlimited authorized, $.01 par value)	11,975,492
Net Asset Value Per Share	$37.84

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statement of Operations

For the six months ended December 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends	$19,957,666
Dividends from affiliates	668,244
Total Income	20,625,910
Expenses
Distribution fee (Class A shares)	1,287,248
Distribution fee (Class B shares)	2,837,306
Distribution fee (Class C shares)	590,440
Investment advisory fee	1,309,826
Transfer agent fees and expenses	1,313,440
Administration fee	886,987
Shareholder reports and notices	260,458
Registration fees	88,373
Custodian fees	55,666
Professional fees	26,755
Trustees’ fees and expenses	4,761
Other	202,649
Total Expenses	8,863,909
Less: amounts waived/reimbursed	(12,715)
Less: expense offset	(8,449)
Net Expenses	8,842,745
Net Investment Income	11,783,165
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	162,882,758
Investment in affiliates	(5,069)
Futures contracts	(2,918,388)
Net Realized Gain	159,959,301
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(328,831,131)
Investments in affiliates	(1,591,925)
Futures contracts	220,539
Net Change in Unrealized Appreciation/Depreciation	(330,202,517)
Net Loss	(170,243,216)
Net Decrease	$(158,460,051)

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED JUNE 30, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,783,165	$19,074,752
Net realized gain	159,959,301	152,784,670
Net change in unrealized appreciation/depreciation	(330,202,517)	238,637,014
Net Increase (Decrease)	(158,460,051)	410,496,436
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(11,131,648)	(8,619,668)
Class B shares	(1,029,812)	(812,481)
Class C shares	(456,394)	(302,572)
Class D shares	(6,382,188)	(5,765,287)
Net realized gain
Class A shares	(96,878,074)	(48,491,021)
Class B shares	(51,069,665)	(35,064,685)
Class C shares	(11,353,637)	(5,832,435)
Class D shares	(45,346,132)	(26,007,975)
Total Dividends and Distributions	(223,647,550)	(130,896,124)
Net increase (decrease) from transactions in shares of beneficial interest	36,703,929	(52,268,775)
Net Increase (Decrease)	(345,403,672)	227,331,537
Net Assets:
Beginning of period	2,362,683,635	2,135,352,098
End of Period (Including accumulated undistributed net investment income of $3,363,824 and $10,580,701, respectively)	$2,017,279,963	$2,362,683,635

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Equally-Weighted S&P 500 Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contract — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and New York. The Fund adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited) continued

not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A − up to 0.25% of the average daily net assets of Class A shares; (ii) Class B − up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C − up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited) continued

by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $40,951,323 at December 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended December 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended December 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $532, $326,437 and $6,686, respectively and received $212,698 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio − Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio − Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio − Institutional Class. For the six months ended December 31, 2007, advisory fees paid were reduced by $12,715 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio − Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $668,244 for the six months ended December 31, 2007. During the six months ended December 31, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio − Institutional Class aggregated $219,886,340 and $208,484,946, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended December 31, 2007 aggregated $284,424,557 and $428,140,940, respectively. Included in the aforementioned are purchases and sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $1,345,845 and $39,027, respectively, including net realized losses of $5,069.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $3,991. At December 31, 2007, the Fund had an accrued pension liability of $73,534 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of June 30, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open futures contracts and tax adjustments on real estate investment trust (‘‘REIT’’) held by the Fund.

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED JUNE 30, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	888,870	$38,983,206	3,402,915	$145,080,587
Conversion from Class B	932,653	39,778,958	2,134,233	91,973,031
Reinvestment of dividends and distributions	2,532,738	95,433,555	1,205,382	50,855,059
Redeemed	(2,361,186)	(101,923,361)	(4,396,126)	(187,623,604)
Net increase − Class A	1,993,075	72,272,358	2,346,404	100,285,073
CLASS B SHARES
Sold	352,484	15,259,079	1,736,386	73,582,017
Conversion to Class A	(944,635)	(39,778,958)	(2,158,605)	(91,973,031)
Reinvestment of dividends and distributions	1,255,182	46,981,467	776,946	32,515,212
Redeemed	(1,554,836)	(66,417,857)	(3,337,778)	(140,776,075)
Net decrease − Class B	(891,805)	(43,956,269)	(2,983,051)	(126,651,877)
CLASS C SHARES
Sold	157,412	6,633,187	514,089	21,441,476
Reinvestment of dividends and distributions.	303,863	11,130,495	140,710	5,785,995
Redeemed	(279,147)	(11,706,256)	(452,178)	(18,824,712)
Net increase − Class C	182,128	6,057,426	202,621	8,402,759
CLASS D SHARES
Sold	471,091	20,734,394	2,127,056	90,204,605
Reinvestment of dividends and distributions	1,210,297	45,858,133	661,242	28,036,627
Redeemed	(1,467,350)	(64,262,113)	(3,651,315)	(152,545,962)
Net increase (decrease) − Class D	214,038	2,330,414	(863,017)	(34,304,730)
Net increase (decrease) in Fund	1,497,436	$36,703,929	(1,297,043)	$(52,268,775)

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may purchase and sell stock index futures (‘‘futures contracts’’) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes;

Morgan Stanley Equally-Weighted S&P 500 Fund

Notes to Financial Statements December 31, 2007 (unaudited) continued

to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED JUNE 30,
			2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$45.39		$40.04		$37.58	$34.88	$29.36	$29.59
Income (loss) from investment operations:
Net investment income‡	0.27		0.45		0.39	0.33	0.22	0.23
Net realized and unrealized gain (loss)	(3.36)		7.54		3.79	3.17	7.54	(0.34)
Total income (loss) from investment operations	(3.09)		7.99		4.18	3.50	7.76	(0.11)
Less dividends and distributions from:
Net investment income	(0.48)		(0.40)		(0.36)	(0.18)	(0.12)	(0.11)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(4.67)		(2.64)		(1.72)	(0.80)	(2.24)	(0.12)
Net asset value, end of period	$37.63		$45.39		$40.04	$37.58	$34.88	$29.36
Total Return†	(6.81)	% (3)	20.44%		11.22%	10.07%	27.26%	(0.32)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.62	%(2)(4)	0.62	% (2)	0.63%	0.70%	0.86%	0.89%
Net investment income	1.24	%(2)(4)	1.05	% (2)	0.98%	0.91%	0.66%	0.88%
Supplemental Data:
Net assets, end of period, in thousands	$962,616		$1,070,820		$850,678	$729,440	$64,890	$27,491
Portfolio turnover rate	24	%(3)	14%		16%	14%	11%	25%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	Not annualized
(4)	Annualized

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED JUNE 30,
			2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$44.85		$39.57		$37.10	$34.52	$29.20	$29.54
Income (loss) from investment operations:
Net investment income (loss)‡	0.10		0.12		0.09	0.06	(0.04)	0.03
Net realized and unrealized gain (loss)	(3.32)		7.45		3.74	3.14	7.49	(0.35)
Total income (loss) from investment operations	(3.22)		7.57		3.83	3.20	7.45	(0.32)
Less dividends and distributions from:
Net investment income	(0.08)		(0.05)		0.00	0.00	(0.01)	(0.01)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(4.27)		(2.29)		(1.36)	(0.62)	(2.13)	(0.02)
Net asset value, end of period	$37.36		$44.85		$39.57	$37.10	$34.52	$29.20
Total Return†	(7.18)	% (3)	19.54%		10.38%	9.29%	26.29%	(1.08)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.37	%(2)(4)	1.38	% (2)	1.38%	1.45%	1.63%	1.65%
Net investment income (loss)	0.49	%(2)(4)	0.29	% (2)	0.23%	0.16%	(0.11)%	0.12%
Supplemental Data:
Net assets, end of period, in thousands	$491,910		$630,489		$674,371	$767,445	$1,279,687	$928,148
Portfolio turnover rate	24	%(3)	14%		16%	14%	11%	25%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	Not annualized
(4)	Annualized

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED JUNE 30,
			2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$44.08		$38.97		$36.60	$34.07	$28.87	$29.22
Income (loss) from investment operations:
Net investment income (loss)‡	0.10		0.14		0.11	0.06	(0.03)	0.03
Net realized and unrealized gain (loss)	(3.26)		7.33		3.69	3.09	7.40	(0.35)
Total income (loss) from investment operations	(3.16)		7.47		3.80	3.15	7.37	(0.32)
Less dividends and distributions from:
Net investment income	(0.17)		(0.12)		(0.07)	0.00	(0.05)	(0.02)
Net realized gain	(4.19)		(2.24)		(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(4.36)		(2.36)		(1.43)	(0.62)	(2.17)	(0.03)
Net asset value, end of period	$36.56		$44.08		$38.97	$36.60	$34.07	$28.87
Total Return†	(7.14)	% (3)	19.53%		10.44%	9.26%	26.31%	(1.09)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.37	%(2)(4)	1.34	% (2)	1.33%	1.45%	1.63%	1.65%
Net investment income (loss)	0.49	%(2)(4)	0.33	% (2)	0.28%	0.16%	(0.11)%	0.12%
Supplemental Data:
Net assets, end of period, in thousands	$109,581		$124,080		$101,809	$92,529	$68,101	$30,809
Portfolio turnover rate	24	%(3)	14%		16%	14%	11%	25%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	Not annualized
(4)	Annualized

See Notes to Financial Statements

Morgan Stanley Equally-Weighted S&P 500 Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2007		FOR THE YEAR ENDED JUNE 30,
			2007	2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$45.68		$40.28	$37.77	$35.04	$29.44	$29.63
Income (loss) from investment operations:
Net investment income‡	0.33		0.56	0.49	0.42	0.30	0.30
Net realized and unrealized gain (loss)	(3.39)		7.58	3.81	3.20	7.56	(0.34)
Total income (loss) from investment operations	(3.06)		8.14	4.30	3.62	7.86	(0.04)
Less dividends and distributions from:
Net investment income	(0.59)		(0.50)	(0.43)	(0.27)	(0.14)	(0.14)
Net realized gain	(4.19)		(2.24)	(1.36)	(0.62)	(2.12)	(0.01)
Total dividends and distributions	(4.78)		(2.74)	(1.79)	(0.89)	(2.26)	(0.15)
Net asset value, end of period	$37.84		$45.68	$40.28	$37.77	$35.04	$29.44
Total Return†	(6.71)	% (3)	20.72%	11.49%	10.38%	27.55%	(0.09)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	0.37	%(2)(4)	0.38%	0.38%	0.45%	0.63%	0.65%
Net investment income	1.49	%(2)(4)	1.29%	1.23%	1.16%	0.89%	1.12%
Supplemental Data:
Net assets, end of period, in thousands	$453,173		$537,295	$508,494	$458,885	$295,414	$152,558
Portfolio turnover rate	24	%(3)	14%	16%	14%	11%	25%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
(3)	Not annualized
(4)	Annualized

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

VADSAN IU08-00927P-Y12/07	MORGAN STANLEY FUNDS
Morgan Stanley Equally-Weighted S&P 500 Fund Semiannual Report December 31, 2007

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

3

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Equally-Weighted S&P 500 Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

4

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: February 15, 2008
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

5

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Equally-Weighted S&P 500 Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

6

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: February 15, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer

7

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended December 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 15, 2008	/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Fund and will be retained by Morgan Stanley Equally-Weighted S&P 500 Fund and furnished to the Securities and Exchange Commission or its staff upon request.

8

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Equally-Weighted S&P 500 Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended December 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 15, 2008	/s/ Francis Smith
Francis Smith
Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Equally-Weighted S&P 500 Fund and will be retained by Morgan Stanley Equally-Weighted S&P 500 Fund and furnished to the Securities and Exchange Commission or its staff upon request.

9